Quarterly Holdings Report
for
Fidelity® International Equity Central Fund
June 30, 2022
INTCEN-NPRT3-0822
1.859215.114
Common Stocks - 92.8%
	Shares	Value ($)
Australia - 1.0%
Arena (REIT) unit	1,633,201	4,813,644
Commonwealth Bank of Australia	154,712	9,651,676
National Australia Bank Ltd.	712,800	13,516,713
South32 Ltd.	1,342,768	3,651,772
Treasury Wine Estates Ltd.	297,721	2,332,447
Whitehaven Coal Ltd.	293,299	979,856
TOTAL AUSTRALIA		34,946,108
Austria - 0.3%
Erste Group Bank AG (a)	351,900	8,942,230
Verbund AG	7,430	726,848
TOTAL AUSTRIA		9,669,078
Bailiwick of Jersey - 1.5%
Experian PLC	361,557	10,615,606
Ferguson PLC	185,400	20,736,160
Glencore Xstrata PLC	3,870,400	20,963,776
WPP PLC	327,740	3,310,583
TOTAL BAILIWICK OF JERSEY		55,626,125
Belgium - 1.2%
Anheuser-Busch InBev SA NV	129,900	6,995,370
Azelis Group NV	190,049	4,158,499
KBC Group NV	419,585	23,606,267
Kinepolis Group NV (b)	28,341	1,360,852
UCB SA	49,000	4,140,828
Warehouses de Pauw	92,500	2,908,061
TOTAL BELGIUM		43,169,877
Bermuda - 0.3%
Hiscox Ltd.	1,024,037	11,747,584
Canada - 6.3%
AltaGas Ltd.	81,330	1,716,068
Aritzia, Inc. (b)	72,881	1,973,200
Boardwalk (REIT) (a)	82,200	2,674,438
Brookfield Asset Management, Inc. (Canada) Class A	143,100	6,365,682
Brookfield Renewable Corp.	54,530	1,942,356
Cameco Corp.	51,700	1,086,857
Canadian Natural Resources Ltd.	308,718	16,589,515
Canadian Pacific Railway Ltd.	285,100	19,914,031
Cenovus Energy, Inc. (Canada)	48,700	926,556
Constellation Software, Inc.	21,600	32,065,562
E3 Metals Corp. (b)	79,000	142,387
Emera, Inc.	90,640	4,246,109
Enbridge, Inc.	93,445	3,946,294
First Quantum Minerals Ltd.	596,200	11,310,755
Fortis, Inc.	73,590	3,478,831
Gibson Energy, Inc. (a)	102,105	1,891,068
Imperial Oil Ltd.	293,923	13,855,848
Intact Financial Corp.	89,100	12,567,585
MEG Energy Corp. (b)	485,414	6,720,073
Nutrien Ltd.	146,700	11,682,891
Parkland Corp.	91,800	2,493,263
Royal Bank of Canada	224,800	21,767,458
Shopify, Inc. Class A (b)	131,010	4,092,752
The Toronto-Dominion Bank	234,700	15,390,792
TMX Group Ltd.	123,600	12,578,931
Topicus.Com, Inc. (b)	26,781	1,511,113
Tourmaline Oil Corp.	175,303	9,115,157
Wheaton Precious Metals Corp.	172,600	6,219,071
TOTAL CANADA		228,264,643
Cayman Islands - 0.7%
CK Asset Holdings Ltd.	930,588	6,582,000
HKBN Ltd.	3,325,180	3,775,724
JD.com, Inc. Class A	3,695	119,064
Parade Technologies Ltd.	173,000	6,692,569
Sea Ltd. ADR (b)	50,410	3,370,413
Tencent Holdings Ltd.	85,210	3,857,043
TOTAL CAYMAN ISLANDS		24,396,813
Denmark - 1.9%
Ascendis Pharma A/S sponsored ADR (b)	10,500	976,080
Chr. Hansen Holding A/S	61,100	4,447,205
DSV A/S	302,200	42,494,555
GN Store Nord A/S	274,100	9,604,535
Novo Nordisk A/S Series B	29,800	3,304,891
Novozymes A/S Series B	82,700	4,963,713
ORSTED A/S (c)	35,180	3,705,295
TOTAL DENMARK		69,496,274
Finland - 1.2%
Elisa Corp. (A Shares)	93,230	5,238,694
Nordea Bank ABP	2,946,500	25,922,921
Sampo Oyj (A Shares)	258,800	11,309,856
TOTAL FINLAND		42,471,471
France - 13.5%
Air Liquide SA	258,060	34,735,609
ALTEN	132,900	14,456,491
Antin Infrastructure Partners SA	233,300	5,505,841
ARGAN SA	12,216	1,141,917
AXA SA	287,800	6,573,796
BNP Paribas SA	649,500	31,066,866
Capgemini SA	183,300	31,396,985
Dassault Systemes SA	94,900	3,515,179
Edenred SA	517,400	24,383,154
EssilorLuxottica SA (a)	179,483	26,877,948
Hermes International SCA	6,100	6,820,792
L'Oreal SA	31,500	10,936,975
Legrand SA	428,100	31,785,787
LVMH Moet Hennessy Louis Vuitton SE	129,145	79,150,134
Pernod Ricard SA	189,200	34,757,106
Safran SA	201,600	20,072,406
Sanofi SA (a)	199,055	20,073,913
Sartorius Stedim Biotech	22,000	6,900,332
Teleperformance	90,300	27,754,945
TotalEnergies SE	1,312,838	69,103,811
Veolia Environnement SA (a)	114,230	2,800,156
Worldline SA (b)(c)	44,100	1,635,072
TOTAL FRANCE		491,445,215
Germany - 8.0%
Allianz SE	132,100	25,324,932
BASF AG	76,847	3,362,229
Bayer AG	194,600	11,620,811
Brenntag SE	356,000	23,310,249
Covestro AG (c)	84,700	2,943,215
Delivery Hero AG (a)(b)(c)	67,400	2,542,721
Deutsche Borse AG	186,200	31,267,964
Deutsche Post AG	440,331	16,625,206
Deutsche Telekom AG	580,500	11,545,715
E.ON AG	91,090	767,258
Evonik Industries AG	159,600	3,405,267
Hannover Reuck SE	125,000	18,142,634
LEG Immobilien AG	34,799	2,885,317
Linde PLC	26,912	7,726,056
Mercedes-Benz Group AG (Germany)	212,900	12,364,883
Merck KGaA	226,000	38,334,418
Rheinmetall AG	63,198	14,590,104
RWE AG	103,220	3,794,583
SAP SE	83,259	7,589,097
Siemens AG	195,650	20,112,134
Siemens Healthineers AG (c)	545,100	27,792,664
Symrise AG	32,500	3,544,621
TOTAL GERMANY		289,592,078
Hong Kong - 1.9%
AIA Group Ltd.	4,945,200	54,034,073
Chervon Holdings Ltd.	269,100	1,512,376
Dah Sing Banking Group Ltd.	1,616,800	1,308,391
Hang Seng Bank Ltd.	188,200	3,321,825
Hong Kong Exchanges and Clearing Ltd.	170,200	8,417,457
Sino Land Ltd.	1,432,000	2,113,289
TOTAL HONG KONG		70,707,411
Hungary - 0.2%
Richter Gedeon PLC	465,700	8,407,206
India - 0.6%
HDFC Bank Ltd.	1,383,000	23,691,812
Ireland - 1.9%
CRH PLC	136,500	4,710,453
Flutter Entertainment PLC (b)	62,841	6,306,359
Greencore Group PLC (b)	2,216,614	2,679,396
ICON PLC (b)	83,700	18,137,790
Irish Residential Properties REIT PLC	1,443,985	1,915,742
Kingspan Group PLC (Ireland)	244,000	14,677,169
Linde PLC	70,700	20,328,371
TOTAL IRELAND		68,755,280
Italy - 1.7%
Enel SpA	1,129,366	6,193,695
FinecoBank SpA	1,224,200	14,650,722
GVS SpA (c)	115,000	937,601
Moncler SpA	277,100	11,885,538
Prada SpA	968,300	5,423,457
Recordati SpA	423,112	18,405,543
Saras SpA (b)	2,012,100	2,924,601
TOTAL ITALY		60,421,157
Japan - 12.0%
Advance Residence Investment Corp.	1,116	2,969,310
Bandai Namco Holdings, Inc.	60,800	4,292,053
Canon, Inc. (a)	111,900	2,535,809
Capcom Co. Ltd.	400,300	9,721,319
Daiichi Sankyo Kabushiki Kaisha	419,100	10,658,756
Daiichikosho Co. Ltd.	108,290	3,152,605
DENSO Corp.	96,900	5,114,622
Dip Corp.	102,590	2,839,221
Fast Retailing Co. Ltd.	2,200	1,155,609
FUJIFILM Holdings Corp.	407,000	21,868,698
Fujitsu Ltd.	20,900	2,615,175
Hitachi Ltd.	482,300	22,943,044
Hoya Corp.	414,400	35,383,432
Itochu Corp.	613,200	16,542,890
JEOL Ltd.	34,200	1,318,293
JTOWER, Inc. (b)	177,890	8,784,368
Kansai Electric Power Co., Inc.	235,670	2,332,796
KDDI Corp.	197,230	6,219,524
Keyence Corp.	23,500	8,059,048
Lifenet Insurance Co. (b)	286,600	1,755,341
Minebea Mitsumi, Inc.	132,300	2,254,828
Misumi Group, Inc.	349,700	7,371,330
Mitsubishi Estate Co. Ltd.	419,500	6,079,959
Mitsubishi UFJ Financial Group, Inc.	1,578,200	8,443,452
Money Forward, Inc. (b)	179,224	4,464,749
Nitori Holdings Co. Ltd.	16,500	1,570,187
Olympus Corp.	1,217,100	24,664,767
ORIX Corp.	501,700	8,408,417
Persol Holdings Co. Ltd.	994,800	18,080,607
Recruit Holdings Co. Ltd.	519,300	15,293,615
Relo Group, Inc.	410,300	6,613,547
Renesas Electronics Corp. (b)	839,300	7,595,126
Shin-Etsu Chemical Co. Ltd.	54,900	6,171,363
SMC Corp.	34,000	15,134,745
SoftBank Group Corp.	233,106	9,034,840
Sony Group Corp.	573,700	46,789,124
Suzuki Motor Corp.	243,100	7,642,560
T&D Holdings, Inc.	210,500	2,519,802
TIS, Inc.	435,100	11,400,210
Tokio Marine Holdings, Inc.	176,800	10,309,554
Tokyo Electron Ltd.	69,800	22,782,255
Toyota Motor Corp.	1,358,000	20,952,997
Z Holdings Corp.	1,271,090	3,696,425
TOTAL JAPAN		437,536,372
Luxembourg - 0.6%
B&M European Value Retail SA	875,476	3,907,984
Eurofins Scientific SA	212,100	16,688,046
TOTAL LUXEMBOURG		20,596,030
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	2,553,920	2,343,404
Netherlands - 6.2%
Adyen BV (b)(c)	3,100	4,473,711
Airbus Group NV	187,200	18,310,012
Akzo Nobel NV	100,700	6,585,570
Argenx SE ADR (b)	12,900	4,887,552
ASM International NV (Netherlands)	58,700	14,677,399
ASML Holding NV (Netherlands)	144,478	68,256,888
Corbion NV	19,400	586,730
Elastic NV (b)	27,100	1,833,857
Euronext NV (c)	160,840	13,130,222
Ferrari NV (Italy)	28,800	5,287,704
Heineken NV (Bearer)	104,700	9,529,965
IMCD NV	149,708	20,544,287
ING Groep NV (Certificaten Van Aandelen)	1,350,600	13,305,579
NXP Semiconductors NV	19,700	2,916,191
Prosus NV	83,000	5,374,553
RHI Magnesita NV	62,045	1,503,750
Universal Music Group NV	217,740	4,362,645
Wolters Kluwer NV	313,800	30,438,051
TOTAL NETHERLANDS		226,004,666
Norway - 0.3%
Aker Solutions ASA	440,000	1,195,407
Equinor ASA	175,700	6,122,336
Norsk Hydro ASA	469,400	2,652,702
Schibsted ASA (B Shares)	171,190	2,789,526
TOTAL NORWAY		12,759,971
Singapore - 0.4%
Parkway Life REIT	446,548	1,565,313
United Overseas Bank Ltd.	486,805	9,197,892
Wing Tai Holdings Ltd.	2,064,300	2,585,390
TOTAL SINGAPORE		13,348,595
Spain - 1.7%
Amadeus IT Holding SA Class A (b)	475,849	26,644,767
CaixaBank SA	3,776,000	13,223,754
Cellnex Telecom SA (c)	309,120	11,995,584
Corp. ACCIONA Energias Renovables SA	8,190	315,672
EDP Renovaveis SA	104,370	2,463,115
Iberdrola SA	752,121	7,830,642
TOTAL SPAIN		62,473,534
Sweden - 3.4%
AddTech AB (B Shares)	606,127	7,904,137
ASSA ABLOY AB (B Shares)	1,011,333	21,581,893
Atlas Copco AB (A Shares)	1,887,200	17,664,278
Ericsson (B Shares)	438,411	3,274,500
Haypp Group (b)	353,000	793,666
Hexagon AB (B Shares)	2,114,000	22,089,302
Indutrade AB	964,189	17,582,977
Investor AB (B Shares)	424,800	6,983,833
Kry International AB (b)(d)(e)	527	122,317
Nordnet AB	334,651	4,373,796
Sandvik AB	582,100	9,486,546
Swedish Match Co. AB	1,248,100	12,733,790
TOTAL SWEDEN		124,591,035
Switzerland - 10.0%
Compagnie Financiere Richemont SA Series A	280,890	30,213,423
Dufry AG (b)	49,148	1,594,852
Julius Baer Group Ltd.	325,800	15,113,889
Lonza Group AG	25,330	13,529,702
Nestle SA (Reg. S)	988,628	115,543,681
Novartis AG	35,150	2,980,039
Partners Group Holding AG	15,970	14,389,980
Roche Holding AG (participation certificate)	242,800	81,168,003
Sika AG	132,104	30,494,528
Sonova Holding AG	69,896	22,257,774
UBS Group AG	652,780	10,523,526
Zurich Insurance Group Ltd.	62,210	27,128,128
TOTAL SWITZERLAND		364,937,525
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,080,000	17,312,245
United Kingdom - 10.8%
Anglo American PLC (United Kingdom)	270,880	9,683,572
AstraZeneca PLC (United Kingdom)	234,000	30,869,703
Aviva PLC	1,335,852	6,525,670
BAE Systems PLC	11	111
Beazley PLC	1,101,300	6,689,656
Bridgepoint Group Holdings Ltd. (c)	1,215,356	3,574,358
Compass Group PLC	2,360,928	48,473,137
Cranswick PLC	22,400	836,022
Croda International PLC	41,300	3,253,765
Dechra Pharmaceuticals PLC	243,700	10,258,365
Deliveroo PLC Class A (b)(c)	1,991,600	2,191,150
Diageo PLC	1,374,794	59,381,089
Diploma PLC	183,468	4,975,917
Dr. Martens Ltd.	157,900	456,311
Grainger Trust PLC	739,873	2,532,621
Hotel Chocolat Group Ltd. (b)	812,271	2,818,016
Informa PLC (b)	572,110	3,682,719
JD Sports Fashion PLC	4,815,100	6,764,080
Jet2 PLC (b)	855,000	9,427,489
John Wood Group PLC (b)	3,508,700	6,662,979
Lloyds Banking Group PLC	29,573,800	15,215,919
Mondi PLC	258,547	4,579,311
National Grid PLC	404,410	5,197,047
Prudential PLC	1,106,360	13,762,272
Reckitt Benckiser Group PLC	227,318	17,097,101
RELX PLC (London Stock Exchange)	1,565,109	42,494,838
Rentokil Initial PLC	3,242,100	18,730,603
Rio Tinto PLC	104,000	6,217,811
RS GROUP PLC	1,207,700	12,775,458
Smith & Nephew PLC	378,500	5,293,241
SSE PLC	170,390	3,362,704
St. James's Place PLC	878,500	11,790,114
Supreme PLC	1,404,600	2,137,274
Unilever PLC (Netherlands)	204,252	9,272,468
WH Smith PLC (b)	343,600	5,880,796
TOTAL UNITED KINGDOM		392,863,687
United States of America - 4.6%
Airbnb, Inc. Class A (b)	9,500	846,260
Ares Management Corp.	190,200	10,814,772
CBRE Group, Inc. (b)	207,000	15,237,270
Constellation Brands, Inc. Class A (sub. vtg.)	22,600	5,267,156
Equifax, Inc.	83,800	15,316,964
Hess Corp.	52,000	5,508,880
Intercontinental Exchange, Inc.	159,200	14,971,168
Kosmos Energy Ltd. (b)	966,400	5,982,016
Marsh & McLennan Companies, Inc.	172,800	26,827,200
Moody's Corp.	55,200	15,012,744
NextEra Energy Partners LP	21,100	1,564,776
NextEra Energy, Inc.	20,260	1,569,340
NICE Ltd. sponsored ADR (b)	18,552	3,570,332
Philip Morris International, Inc.	76,100	7,514,114
Pool Corp.	18,900	6,638,247
ResMed, Inc.	33,500	7,022,605
S&P Global, Inc.	66,066	22,268,206
The AES Corp.	72,250	1,517,973
TOTAL UNITED STATES OF AMERICA		167,450,023
TOTAL COMMON STOCKS (Cost $3,227,667,006)		3,375,025,219

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Germany - 0.2%
Porsche Automobil Holding SE (Germany)	86,700	5,766,505
Sweden - 0.0%
Kry International AB Series E (b)(d)(e)	3,043	706,280
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,142,041)		6,472,785

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.13% 9/1/22 (g) (Cost $1,776,536)	1,780,000	1,775,333

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (h)	106,768,267	106,789,621
Fidelity Securities Lending Cash Central Fund 1.58% (h)(i)	12,348,243	12,349,478
TOTAL MONEY MARKET FUNDS (Cost $119,139,098)		119,139,099

TOTAL INVESTMENT IN SECURITIES - 96.3% (Cost $3,353,724,681)	3,502,412,436
NET OTHER ASSETS (LIABILITIES) - 3.7%	133,923,512
NET ASSETS - 100.0%	3,636,335,948

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,143	Sep 2022	106,104,690	158,763	158,763
TME S&P/TSX 60 Index Contracts (Canada)	64	Sep 2022	11,361,094	31,995	31,995

TOTAL FUTURES CONTRACTS					190,758
The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,921,593 or 2.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $828,597 or 0.0% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $351,077.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	228,879
Kry International AB Series E	5/14/21	1,391,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	74,387,739	1,003,517,656	971,115,774	213,346	-	-	106,789,621	0.2%
Fidelity Securities Lending Cash Central Fund 1.58%	39,666,680	326,242,245	353,559,447	794,414	-	-	12,349,478	0.0%
Total	114,054,419	1,329,759,901	1,324,675,221	1,007,760	-	-	119,139,099

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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